THE ADVISORS' INNER CIRCLE FUND

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED DECEMBER 21, 2009
                                     TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.


THE FOLLOWING REPLACES THE SIXTH PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 8 OF THE PROSPECTUS:

John H. Donaldson, Vice President and Director of Fixed Income, joined Haverford in 2008 and has over 29 years of investment experience. Prior to joining Haverford, Mr. Donaldson was Assistant Vice President and Portfolio Manager at Penn Mutual Life Insurance Co., Managing Director at Logan Capital Management, and Director at 1838 Investment Advisors LLC. Mr. Donaldson received a B.A. degree from the University of Pennsylvania.

THE FOLLOWING CHART REPLACES THE CHART UNDER THE HEADING "FUND SHARES OWNED BY PORTFOLIO MANAGERS" ON PAGE S-10 OF THE STATEMENT OF ADDITIONAL INFORMATION:

-------------------------------------------- -----------------------------------------------------
NAME                                                      DOLLAR RANGE OF FUND SHARES*
-------------------------------------------- -----------------------------------------------------
-------------------------------------------- -----------------------------------------------------
Joseph J. McLaughlin, Jr.                                     $50,001 - $100,000
-------------------------------------------- -----------------------------------------------------
-------------------------------------------- -----------------------------------------------------
Binney H.C. Wietlisbach                                       $50,001 - $100,000
-------------------------------------------- -----------------------------------------------------
-------------------------------------------- -----------------------------------------------------
George W. Connell                                                    None
-------------------------------------------- -----------------------------------------------------
-------------------------------------------- -----------------------------------------------------
Henry B. Smith                                                $50,001 - $100,000
-------------------------------------------- -----------------------------------------------------
-------------------------------------------- -----------------------------------------------------
John H. Donaldson**                                           $101,000 - $250,000
-------------------------------------------- -----------------------------------------------------
-------------------------------------------- -----------------------------------------------------
David Brune                                                      $1 - $10,000
-------------------------------------------- -----------------------------------------------------

 * Valuation date is October 31, 2008.
** Valuation date is October 31, 2009.

THE FOLLOWING REPLACES THE INFORMATION AND THE CHART UNDER THE HEADING "OTHER ACCOUNTS" ON PAGE S-11 OF THE STATEMENT OF ADDITIONAL INFORMATION:

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of October 31, 2008.

-------------------------- ----------------------------------- ------------------------------- -------------------------------------
                                                                  OTHER POOLED INVESTMENT
                             REGISTERED INVESTMENT COMPANIES             VEHICLES                         OTHER ACCOUNTS
-------------------------- ----------------------------------- ------------------------------- -------------------------------------
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
                             NUMBER OF                           NUMBER OF                        NUMBER OF
NAME                          ACCOUNTS        TOTAL ASSETS        ACCOUNTS       TOTAL ASSETS     ACCOUNTS          TOTAL ASSETS
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
Joseph J. McLaughlin, Jr.        1            $ 10,600,587           0              $ 0              73           $ 302,490,827
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
Binney H.C. Wietlisbach          0                $ 0                0              $ 0             390           $ 541,175,167
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
George W. Connell                0                $ 0                0              $ 0              0                 $ 0
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
Henry B. Smith                   0                $ 0                0              $ 0              44            $ 36,783,611
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
John H. Donaldson*               1            $10,940,321            0              $ 0              4             $169,403,841
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------
David Brune                      0                $ 0                0              $ 0             295           $ 448,027,615
-------------------------- --------------- ------------------- --------------- --------------- --------------- ---------------------

* Information provided as of October 31, 2009.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 HIM-SK-004-0100